DESCRIPTION OF THE BUSINESS (Details) - Asset Asset in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Description of Organization, Business Operations and Basis of Presentation
Number of visual assets available	495	477